Securities (Tables)	3 Months Ended
Mar. 31, 2011
Securities (Tables) [Abstract]
Securities gains and losses

	Three months ended March 31,
(in millions)	2011	2010

Realized gains	$152	$752
Realized losses	(20)	(42)

Net realized gains(a)	132	710
Credit losses included in securities gains(b)	(30)	(100)

Net securities gains	$102	$610

(a)	Proceeds from securities sold were within approximately 2% of amortized cost.

(b)	Includes other-than-temporary impairment losses recognized in income on certain prime mortgage-backed securities for the three months ended March 31, 2011, and on certain prime mortgage-backed securities and obligations of U.S. states and municipalities for the three months ended March 31, 2010.

Amortized costs and estimated fair values

	March 31, 2011					December 31, 2010
		Gross	Gross				Gross	Gross
	Amortized	unrealized	unrealized		Fair	Amortized	unrealized	unrealized		Fair
(in millions)	cost	gains	losses		value	cost	gains	losses		value

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies(a)	$119,503	$2,762	$411		$121,854	$117,364	$3,159	$297		$120,226
Residential:
Prime and Alt-A	2,360	75	173	(d)	2,262	2,173	81	250	(d)	2,004
Non-U.S.	52,946	372	341		52,977	47,089	290	409		46,970
Commercial	4,584	417	18		4,983	5,169	502	17		5,654

Total mortgage-backed securities	179,393	3,626	943		182,076	171,795	4,032	973		174,854
U.S. Treasury and government agencies(a)	7,002	88	35		7,055	11,258	118	28		11,348
Obligations of U.S. states and municipalities	11,688	164	414		11,438	11,732	165	338		11,559
Certificates of deposit	3,486	3	—		3,489	3,648	1	2		3,647
Non-U.S. government debt securities	33,194	164	108		33,250	20,614	191	28		20,777
Corporate debt securities(b)	63,455	446	361		63,540	61,718	495	419		61,794
Asset-backed securities:
Credit card receivables	6,085	331	—		6,416	7,278	335	5		7,608
Collateralized loan obligations	14,459	581	172		14,868	13,336	472	210		13,598
Other	9,286	135	14		9,407	8,968	130	16		9,082

Total available-for-sale debt securities	328,048	5,538	2,047	(d)	331,539	310,347	5,939	2,019	(d)	314,267
Available-for-sale equity securities	3,071	174	—		3,245	1,894	163	6		2,051

Total available-for-sale securities	$331,119	$5,712	$2,047	(d)	$334,784	$312,241	$6,102	$2,025	(d)	$316,318

Total held-to-maturity securities(c)	$16	$1	$—		$17	$18	$2	$—		$20

(a)	Includes total U.S. government-sponsored enterprise obligations with fair values of $91.7 billion and $94.2 billion at March 31, 2011, and December 31, 2010, respectively, which were predominantly mortgage-related.

(b)	Consists primarily of bank debt including sovereign government guaranteed bank debt.

(c)	Consists primarily of mortgage-backed securities issued by U.S. government-sponsored enterprises.

(d)	Includes a total of $106 million and $133 million (pretax) of unrealized losses related to prime mortgage-backed securities for which credit losses have been recognized in income at March 31, 2011, and December 31, 2010, respectively. These unrealized losses are not credit-related and remain reported in accumulated other comprehensive income/(loss) (“AOCI”).

Securities impairment

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
March 31, 2011 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$17,342	$408	$169	$3	$17,511	$411
Residential:
Prime and Alt-A	—	—	1,196	173	1,196	173
Non-U.S.	29,713	259	3,361	82	33,074	341
Commercial	499	18	—	—	499	18

Total mortgage-backed securities	47,554	685	4,726	258	52,280	943
U.S. Treasury and government agencies	715	35	—	—	715	35
Obligations of U.S. states and municipalities	7,198	406	18	8	7,216	414
Certificates of deposit	—	—	—	—	—	—
Non-U.S. government debt securities	11,506	108	—	—	11,506	108
Corporate debt securities	20,103	360	99	1	20,202	361
Asset-backed securities:
Credit card receivables	—	—	—	—	—	—
Collateralized loan obligations	824	5	5,610	167	6,434	172
Other	2,268	8	117	6	2,385	14

Total available-for-sale debt securities	90,168	1,607	10,570	440	100,738	2,047
Available-for-sale equity securities	—	—	—	—	—	—

Total securities with gross unrealized losses	$90,168	$1,607	$10,570	$440	$100,738	$2,047

	Securities with gross unrealized losses
	Less than 12 months		12 months or more			Total
		Gross		Gross	Total	gross
	Fair	unrealized	Fair	unrealized	fair	unrealized
December 31, 2010 (in millions)	value	losses	value	losses	value	losses

Available-for-sale debt securities
Mortgage-backed securities:
U.S. government agencies	$14,039	$297	$—	$—	$14,039	$297
Residential:
Prime and Alt-A	—	—	1,193	250	1,193	250
Non-U.S.	35,166	379	1,080	30	36,246	409
Commercial	548	14	11	3	559	17

Total mortgage-backed securities	49,753	690	2,284	283	52,037	973
U.S. Treasury and government agencies	921	28	—	—	921	28
Obligations of U.S. states and municipalities	6,890	330	20	8	6,910	338
Certificates of deposit	1,771	2	—	—	1,771	2
Non-U.S. government debt securities	6,960	28	—	—	6,960	28
Corporate debt securities	18,783	418	90	1	18,873	419
Asset-backed securities:
Credit card receivables	—	—	345	5	345	5
Collateralized loan obligations	460	10	6,321	200	6,781	210
Other	2,615	9	32	7	2,647	16

Total available-for-sale debt securities	88,153	1,515	9,092	504	97,245	2,019
Available-for-sale equity securities	—	—	2	6	2	6

Total securities with gross unrealized losses	$88,153	$1,515	$9,094	$510	$97,247	$2,025

Credit losses in securities gains and losses

	Three months ended
	March 31,
(in millions)	2011	2010

Debt securities the Firm does not intend to sell that have credit losses
Total other-than-temporary impairment losses(a)	$(27)	$(94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)

Credit losses recognized in income(b)	$(30)	$(100)

(a)	For initial OTTI, represents the excess of the amortized cost over the fair value of AFS debt securities. For subsequent impairments of the same security, represents additional declines in fair value subsequent to previously recorded OTTI, if applicable.

(b)	Represents the credit loss component of certain prime mortgage-backed securities and obligations of U.S. states and municipalities that the Firm does not intend to sell. Subsequent credit losses may be recorded on securities without a corresponding further decline in fair value if there has been a decline in expected cash flows.

Changes in the credit loss component of credit-impaired debt securities

	Three months ended March 31,
(in millions)	2011	2010

Balance, beginning of period	$632	$578
Additions:
Newly credit-impaired securities	4	—
Increase in losses on previously credit-impaired securities	—	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	26	6
Reductions:
Sales of credit-impaired securities	—	(3)
Impact of new accounting guidance related to VIEs	—	(15)

Balance, end of period	$662	$660

Amortized cost and estimated fair value by contractual maturity

	March 31, 2011
			Due after five
By remaining maturity	Due in one	Due after one year	years through 10	Due after
(in millions)	year or less	through five years	years	10 years(c)	Total

Available-for-sale debt securities
Mortgage-backed securities(a)
Amortized cost	$—	$353	$3,196	$175,844	$179,393
Fair value	—	375	3,217	178,484	182,076
Average yield(b)	—%	4.77%	2.28%	3.73%	3.71%
U.S. Treasury and government agencies(a)
Amortized cost	$2,908	$3,843	$—	$251	$7,002
Fair value	2,925	3,906	—	224	7,055
Average yield(b)	1.61%	2.32%	—%	3.86%	2.08%
Obligations of U.S. states and municipalities
Amortized cost	$22	$159	$337	$11,170	$11,688
Fair value	22	166	355	10,895	11,438
Average yield(b)	1.07%	3.11%	4.68%	4.88%	4.84%
Certificates of deposit
Amortized cost	$3,390	$96	$—	$—	$3,486
Fair value	3,393	96	—	—	3,489
Average yield(b)	3.34%	0.93%	—%	—%	3.28%
Non-U.S. government debt securities
Amortized cost	$7,892	$22,281	$2,872	$149	$33,194
Fair value	7,927	22,319	2,855	149	33,250
Average yield(b)	1.76%	2.11%	2.54%	7.73%	2.09%
Corporate debt securities
Amortized cost	$17,255	$40,548	$5,651	$1	$63,455
Fair value	17,359	40,501	5,679	1	63,540
Average yield(b)	1.93%	2.21%	4.88%	1.00%	2.37%
Asset-backed securities
Amortized cost	$41	$3,301	$13,704	$12,784	$29,830
Fair value	41	3,412	14,246	12,992	30,691
Average yield(b)	8.75%	3.21%	2.40%	2.15%	2.39%

Total available-for-sale debt securities
Amortized cost	$31,508	$70,581	$25,760	$200,199	$328,048
Fair value	31,667	70,775	26,352	202,745	331,539
Average yield(b)	2.01%	2.25%	2.97%	3.70%	3.17%

Available-for-sale equity securities
Amortized cost	$—	$—	$—	$3,071	$3,071
Fair value	—	—	—	3,245	3,245
Average yield(b)	—%	—%	—%	0.17%	0.17%

Total available-for-sale securities
Amortized cost	$31,508	$70,581	$25,760	$203,270	$331,119
Fair value	31,667	70,775	26,352	205,990	334,784
Average yield(b)	2.01%	2.25%	2.97%	3.64%	3.14%

Total held-to-maturity securities
Amortized cost	$—	$7	$8	$1	$16
Fair value	—	7	9	1	17
Average yield(b)	—%	6.97%	6.82%	6.47%	6.86%

(a)	U.S. government agencies and U.S. government-sponsored enterprises were the only issuers whose securities exceeded 10% of JPMorgan Chase’s total stockholders’ equity at March 31, 2011.

(b)	The average yield is computed using the effective yield of each security owned at the end of the period, weighted based on the amortized cost of each security. The effective yield considers the contractual coupon, amortization of premiums and accretion of discounts, and the effect of related hedging derivatives. Taxable equivalent amounts are used where applicable.

(c)	Includes securities with no stated maturity. Substantially all of the Firm’s residential mortgage-backed securities and collateralized mortgage obligations are due in 10 years or more, based on contractual maturity. The estimated duration, which reflects anticipated future prepayments based on a consensus of dealers in the market, is approximately five years for agency residential mortgage-backed securities, three years for agency residential collateralized mortgage obligations and five years for nonagency residential collateralized mortgage obligations.